Cover Page	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38097
Entity Registrant Name	ARGENX SE
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Laarderhoogtweg 25
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Entity Address, Postal Zip Code	1101 EB
Entity Common Stock, Shares Outstanding	60,760,957
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Document Fiscal Year Focus	2024
Entity Central Index Key	0001697862
Amendment Flag	false
Document Fiscal Period Focus	FY
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	Industriepark Zwijnaarde 7
Entity Address, Address Line Two	Building C
Entity Address, Address Line Three	Zwijnaarde
Entity Address, City or Town	Ghent
Entity Address, Country	BE
Contact Personnel Name	Tim Van Hauwermeiren
Entity Address, Postal Zip Code	9052
City Area Code	+31
Local Phone Number	10 70 38 441
Contact Personnel Email Address	TVanHauwermeiren@argenx.com
American depositary shares
Entity Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share with a nominal value of €0.10 per share
Trading Symbol	ARGX
Security Exchange Name	NASDAQ
Ordinary shares
Entity Information [Line Items]
Title of 12(b) Security	Ordinary shares with a nominal value of €0.10 per share*
Trading Symbol	ARGX
Security Exchange Name	NASDAQ